The Aegis Funds
1100 North Glebe Road, Suite 1040
Arlington, VA 22066

May 5, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:     The Aegis Funds - Aegis High Yield Fund
   (File Nos. 333-106971 and 811-21399)

Dear Sir or Madam:

      We are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933.  In this regard, we certify that the Prospectus and Statement of Additional Information of the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund’s registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on April 30, 2010.

Sincerely

By:	/s/ Scott L. Barbee
Scott L. Barbee, President